SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES (Details) - USD ($)	Oct. 16, 2021	Sep. 30, 2021	Jun. 30, 2021
2022			$ 7,324,088
2023			1,247,708
2024			929,400
2025			774,500
2026			634,365
Total			10,910,061
Subsequent Event [Member]
2022		$ 2,344,595
2023		1,247,708
2024		929,400
2025		774,500
2026		634,365
Total	$ 5,900,000	5,930,568
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
2022			7,217,370
2023			1,247,708
2024			929,400
2025			774,500
2026			634,365
Total			10,803,343
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Subsequent Event [Member]
2022		2,286,454
2023		1,247,708
2024		929,400
2025		774,500
2026		634,365
Total		5,872,427
Dogness Culture [Member]
2022			106,718
2023
2024
2025
2026
Total			$ 106,718
Dogness Culture [Member] | Subsequent Event [Member]
2022		58,141
2023
2024
2025
2026
Total		$ 58,141